Property, plant and equipment -price assumptions used for impairment calculations (Details) $ in Billions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / bbl $ / MMBTU	Dec. 31, 2017 $ / bbl $ / MMBTU
Price Assumptions Used For Impairment Calculations [Line Items]
Description of changes in methods and assumptions used in preparing sensitivity analysis	This illustrative impairment sensitivity assumes no changes to input factors other than prices; however, a price reduction of 20% is likely to result in changes in business plans as well as other factors used when estimating an asset’s recoverable amount.
Estimated impairment loss due to decline in commodity prices | $	$ 8
Percentage of estimated decline in commodity prices	20.00%
Brent Blend [Member] | 2019 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	62	66
Brent Blend [Member] | 2021 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	66	70
Brent Blend [Member] | 2025 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	77	80
Brent Blend [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit | $ / bbl	80	84
NBP Natural Gas Price [Member] | 2019 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	7.7	6.7
NBP Natural Gas Price [Member] | 2021 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	7.4	6.8
NBP Natural Gas Price [Member] | 2025 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	8	8.4
NBP Natural Gas Price [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	8	8.4
Henry Hub Natural Gas Price [Member] | 2019 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	3.1	3.4
Henry Hub Natural Gas Price [Member] | 2021 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	3.2	3.7
Henry Hub Natural Gas Price [Member] | 2025 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	4	4.2
Henry Hub Natural Gas Price [Member] | 2030 [member]
Price Assumptions Used For Impairment Calculations [Line Items]
Estimated crude oil or Gas price per unit	4	4.2